Quarterly Holdings Report
for
Fidelity ZERO® Large Cap Index Fund
January 31, 2025
LCX-NPRT1-0425
1.9891462.106
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	57,203	3,570,610
CANADA - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	44,872	4,015,147
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	61,854	12,899,652
IRELAND - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Accenture PLC Class A	152,078	58,542,426
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	72,809	10,773,548
UNITED STATES - 99.0%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.6%
AT&T Inc	1,746,332	41,440,458
Verizon Communications Inc	1,024,545	40,356,828
		81,797,286
Entertainment - 1.5%
Electronic Arts Inc	58,086	7,139,350
Liberty Media Corp-Liberty Formula One Class A (b)	6,730	592,375
Liberty Media Corp-Liberty Formula One Class C (b)	53,296	5,100,427
Liberty Media Corp-Liberty Live Class A (b)	4,812	346,319
Liberty Media Corp-Liberty Live Class C (b)	11,210	824,944
Netflix Inc (b)	104,035	101,617,227
ROBLOX Corp Class A (b)	130,123	9,247,842
Take-Two Interactive Software Inc (b)	39,754	7,374,765
Walt Disney Co/The	440,749	49,831,082
Warner Bros Discovery Inc (b)	543,313	5,672,187
		187,746,518
Interactive Media & Services - 7.1%
Alphabet Inc Class A	1,422,043	290,125,214
Alphabet Inc Class C	1,158,327	238,152,031
Meta Platforms Inc Class A	530,569	365,657,543
Pinterest Inc Class A (b)	144,383	4,758,864
Snap Inc Class A (b)	259,177	2,926,108
		901,619,760
Media - 0.5%
Charter Communications Inc Class A (b)	23,533	8,130,416
Comcast Corp Class A	929,015	31,270,645
Fox Corp Class A	53,897	2,758,448
Fox Corp Class B	32,033	1,556,804
Interpublic Group of Cos Inc/The	90,664	2,599,337
Omnicom Group Inc	47,483	4,121,050
Trade Desk Inc (The) Class A (b)	109,436	12,987,864
		63,424,564
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	118,624	27,635,833
TOTAL COMMUNICATION SERVICES		1,262,223,961

Consumer Discretionary - 11.3%
Automobiles - 2.3%
Ford Motor Co	950,004	9,576,040
General Motors Co	267,620	13,236,485
Tesla Inc (b)	679,701	275,007,025
		297,819,550
Broadline Retail - 4.4%
Amazon.com Inc (b)	2,277,640	541,349,476
eBay Inc	116,578	7,866,684
		549,216,160
Distributors - 0.1%
Genuine Parts Co	33,837	3,933,551
LKQ Corp	63,290	2,366,413
Pool Corp	9,268	3,190,509
		9,490,473
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	105,352	13,819,022
Booking Holdings Inc	8,055	38,161,046
Carnival Corp (b)	252,808	6,995,197
Chipotle Mexican Grill Inc (b)	331,627	19,350,435
Darden Restaurants Inc	28,598	5,583,474
Domino's Pizza Inc	8,405	3,774,854
DoorDash Inc Class A (b)	81,417	15,373,972
DraftKings Inc Class A (b)	118,680	4,978,626
Expedia Group Inc Class A (b)	29,894	5,110,379
Hilton Worldwide Holdings Inc	59,336	15,194,170
Las Vegas Sands Corp	84,695	3,881,572
Marriott International Inc/MD Class A1	56,138	16,313,141
McDonald's Corp	174,413	50,353,033
MGM Resorts International (b)	54,864	1,891,711
Royal Caribbean Cruises Ltd	60,204	16,050,386
Starbucks Corp	275,874	29,706,112
Yum! Brands Inc	67,924	8,864,082
		255,401,212
Household Durables - 0.3%
DR Horton Inc	70,973	10,071,069
Garmin Ltd	37,388	8,070,200
Lennar Corp Class A	58,060	7,619,794
Lennar Corp Class B (c)	2,744	345,168
Millrose Properties Inc (d)(e)	30,041	645,881
NVR Inc (b)	746	5,980,070
PulteGroup Inc	49,910	5,678,760
		38,410,942
Specialty Retail - 1.9%
AutoZone Inc (b)	4,114	13,782,764
Best Buy Co Inc	47,553	4,082,901
Burlington Stores Inc (b)	15,326	4,351,511
CarMax Inc (b)	37,766	3,234,279
Home Depot Inc/The	241,748	99,595,341
Lowe's Cos Inc	138,069	35,903,463
O'Reilly Automotive Inc (b)	14,051	18,187,895
Ross Stores Inc	80,741	12,156,365
TJX Cos Inc/The	274,500	34,254,855
Tractor Supply Co	130,010	7,067,344
Ulta Beauty Inc (b)	11,466	4,725,712
Williams-Sonoma Inc	30,748	6,499,205
		243,841,635
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	36,974	6,557,708
Lululemon Athletica Inc (b)	27,491	11,386,772
NIKE Inc Class B	289,765	22,282,929
		40,227,409
TOTAL CONSUMER DISCRETIONARY		1,434,407,381

Consumer Staples - 5.3%
Beverages - 1.1%
Coca-Cola Co/The	943,596	59,899,474
Constellation Brands Inc Class A	37,995	6,869,495
Keurig Dr Pepper Inc	274,015	8,795,882
Monster Beverage Corp (b)	170,415	8,300,915
PepsiCo Inc	333,917	50,317,953
		134,183,719
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	107,836	105,666,340
Dollar General Corp	53,522	3,803,273
Dollar Tree Inc (b)	49,185	3,607,720
Kroger Co/The	161,999	9,985,618
Sysco Corp	119,559	8,718,242
Target Corp	112,119	15,462,331
Walgreens Boots Alliance Inc	173,995	1,788,669
Walmart Inc	1,056,437	103,699,856
		252,732,049
Food Products - 0.5%
Archer-Daniels-Midland Co	116,374	5,961,840
Bunge Global SA	33,918	2,582,177
Conagra Brands Inc	116,154	3,007,227
General Mills Inc	135,114	8,125,756
Hershey Co/The	35,955	5,366,284
JM Smucker Co	25,896	2,768,023
Kellanova	65,439	5,348,329
Kraft Heinz Co/The	214,833	6,410,617
Lamb Weston Holdings Inc	34,781	2,084,773
McCormick & Co Inc/MD	61,378	4,740,223
Mondelez International Inc	325,446	18,872,615
Tyson Foods Inc Class A	69,574	3,930,235
		69,198,099
Household Products - 1.1%
Church & Dwight Co Inc	59,630	6,292,158
Clorox Co/The	30,127	4,780,552
Colgate-Palmolive Co	198,843	17,239,688
Kimberly-Clark Corp	81,165	10,549,015
Procter & Gamble Co/The	573,174	95,141,152
		134,002,565
Personal Care Products - 0.0%
Estee Lauder Cos Inc/The Class A	56,814	4,739,992
Kenvue Inc	466,627	9,934,489
		14,674,481
Tobacco - 0.6%
Altria Group Inc	412,484	21,544,039
Philip Morris International Inc	378,416	49,269,764
		70,813,803
TOTAL CONSUMER STAPLES		675,604,716

Energy - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	240,821	11,121,114
Halliburton Co	213,776	5,562,451
Schlumberger NV	343,686	13,843,672
		30,527,237
Oil, Gas & Consumable Fuels - 2.9%
Cheniere Energy Inc	54,604	12,212,185
Chevron Corp	406,758	60,684,226
ConocoPhillips	314,822	31,113,858
Coterra Energy Inc	179,266	4,969,254
Devon Energy Corp	159,866	5,451,431
Diamondback Energy Inc	45,479	7,474,928
EOG Resources Inc	136,887	17,219,016
Exxon Mobil Corp	1,069,673	114,273,167
Hess Corp	67,266	9,351,992
Kinder Morgan Inc	470,394	12,926,427
Marathon Petroleum Corp	78,219	11,397,290
Occidental Petroleum Corp	164,412	7,669,820
ONEOK Inc	142,171	13,814,756
Ovintiv Inc	63,528	2,682,152
Phillips 66	100,512	11,847,349
Targa Resources Corp	53,070	10,444,176
Valero Energy Corp	77,051	10,247,783
Williams Cos Inc/The	296,671	16,444,474
		360,224,284
TOTAL ENERGY		390,751,521

Financials - 14.1%
Banks - 3.6%
Bank of America Corp	1,624,668	75,222,128
Citigroup Inc	460,301	37,482,310
Citizens Financial Group Inc	107,261	5,102,406
Fifth Third Bancorp	163,196	7,231,215
First Citizens BancShares Inc/NC Class A	2,812	6,199,588
Huntington Bancshares Inc/OH	353,573	6,081,456
JPMorgan Chase & Co	685,198	183,153,425
KeyCorp	241,245	4,337,585
M&T Bank Corp	40,382	8,126,474
PNC Financial Services Group Inc/The	96,570	19,405,742
Regions Financial Corp	221,192	5,450,171
Truist Financial Corp	323,099	15,385,974
US Bancorp	379,679	18,141,063
Wells Fargo & Co	810,335	63,854,398
		455,173,935
Capital Markets - 3.4%
Ameriprise Financial Inc	23,611	12,829,273
Ares Management Corp Class A	45,387	8,996,611
Bank of New York Mellon Corp/The	176,960	15,206,173
Blackrock Inc	35,432	38,107,116
Blackstone Inc	175,721	31,121,946
Cboe Global Markets Inc	25,478	5,205,920
Charles Schwab Corp/The	363,835	30,096,431
CME Group Inc Class A	87,704	20,743,750
Coinbase Global Inc Class A (b)	49,871	14,528,918
FactSet Research Systems Inc	9,245	4,385,920
Goldman Sachs Group Inc/The	76,400	48,926,561
Intercontinental Exchange Inc	139,744	22,335,284
KKR & Co Inc Class A	164,294	27,448,599
LPL Financial Holdings Inc	18,224	6,686,203
Moody's Corp	37,926	18,941,761
Morgan Stanley	301,913	41,793,817
MSCI Inc	19,074	11,382,791
Nasdaq Inc	100,715	8,292,873
Northern Trust Corp	48,243	5,417,206
Raymond James Financial Inc	44,532	7,502,751
S&P Global Inc	77,273	40,290,915
State Street Corp	71,345	7,250,079
T Rowe Price Group Inc	54,065	6,321,280
		433,812,178
Consumer Finance - 0.6%
American Express Co	135,443	42,996,380
Capital One Financial Corp	92,850	18,914,474
Discover Financial Services	61,106	12,287,806
Synchrony Financial	94,758	6,536,406
		80,735,066
Financial Services - 4.5%
Apollo Global Management Inc	108,787	18,600,401
Berkshire Hathaway Inc Class B (b)	446,104	209,075,563
Block Inc Class A (b)	136,227	12,372,136
Corpay Inc (b)	16,966	6,455,393
Fidelity National Information Services Inc	131,021	10,674,281
Fiserv Inc (b)	138,462	29,913,330
Global Payments Inc	61,937	6,989,590
Jack Henry & Associates Inc	17,784	3,096,017
Mastercard Inc Class A	199,496	110,806,063
PayPal Holdings Inc (b)	243,994	21,612,989
Visa Inc Class A	420,584	143,755,611
		573,351,374
Insurance - 2.0%
AFLAC Inc	121,685	13,066,535
Allstate Corp/The	64,447	12,395,092
American International Group Inc	151,814	11,182,619
Aon PLC	52,635	19,518,111
Arch Capital Group Ltd	91,198	8,487,798
Arthur J Gallagher & Co	60,797	18,349,751
Brown & Brown Inc	57,765	6,045,685
Chubb Ltd	91,238	24,805,787
Cincinnati Financial Corp	38,041	5,213,519
Everest Group Ltd	10,460	3,634,955
Fidelity National Financial Inc	63,269	3,680,358
Hartford Financial Services Group Inc/The	70,554	7,870,299
Markel Group Inc (b)	3,130	5,724,081
Marsh & McLennan Cos Inc	119,531	25,923,883
MetLife Inc	141,561	12,246,442
Principal Financial Group Inc	51,217	4,222,842
Progressive Corp/The	142,575	35,136,183
Prudential Financial Inc	86,644	10,463,129
The Travelers Companies, Inc.	55,252	13,546,685
W R Berkley Corp	73,265	4,310,180
Willis Towers Watson PLC	24,515	8,079,286
		253,903,220
TOTAL FINANCIALS		1,796,975,773

Health Care - 10.4%
Biotechnology - 1.7%
AbbVie Inc	430,086	79,092,815
Alnylam Pharmaceuticals Inc (b)	31,391	8,516,692
Amgen Inc	130,824	37,339,786
Biogen Inc (b)	35,462	5,104,046
BioMarin Pharmaceutical Inc (b)	46,277	2,932,111
Exact Sciences Corp (b)(c)	45,117	2,528,808
Gilead Sciences Inc	303,313	29,482,024
GRAIL Inc (c)	7,096	214,866
Moderna Inc (b)	82,505	3,252,347
Regeneron Pharmaceuticals Inc (b)	25,620	17,241,748
Vertex Pharmaceuticals Inc (b)	62,677	28,936,717
		214,641,960
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	422,134	54,003,603
Align Technology Inc (b)	17,081	3,742,617
Baxter International Inc	124,270	4,046,231
Becton Dickinson & Co	70,348	17,418,165
Boston Scientific Corp (b)	358,705	36,717,044
Cooper Cos Inc/The (b)	48,469	4,679,682
Dexcom Inc (b)	95,062	8,254,233
Edwards Lifesciences Corp (b)	143,538	10,399,328
GE HealthCare Technologies Inc	111,195	9,818,519
Hologic Inc (b)	56,524	4,077,641
IDEXX Laboratories Inc (b)	19,928	8,410,612
Insulet Corp (b)	17,071	4,752,225
Intuitive Surgical Inc (b)	86,687	49,574,562
Medtronic PLC	312,132	28,347,828
ResMed Inc	35,727	8,438,003
STERIS PLC	24,023	5,300,675
Stryker Corp	83,502	32,673,498
Zimmer Biomet Holdings Inc	48,449	5,304,197
		295,958,663
Health Care Providers & Services - 2.1%
Cardinal Health Inc	58,901	7,283,698
Cencora Inc	42,683	10,850,445
Centene Corp (b)	122,873	7,867,558
Cigna Group/The	67,697	19,917,134
CVS Health Corp	306,276	17,298,468
Elevance Health Inc	56,446	22,335,682
HCA Healthcare Inc	44,386	14,643,385
Humana Inc	29,306	8,593,398
Labcorp Holdings Inc	20,357	5,085,179
McKesson Corp	30,895	18,374,801
Molina Healthcare Inc (b)	13,921	4,321,218
Quest Diagnostics Inc	27,165	4,430,612
UnitedHealth Group Inc	223,979	121,506,369
		262,507,947
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	36,257	8,457,308
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc	69,923	10,594,733
Avantor Inc (b)(c)	165,588	3,689,301
Bio-Techne Corp	38,757	2,850,577
Charles River Laboratories International Inc (b)	12,478	2,055,874
Danaher Corp	156,444	34,846,337
Illumina Inc (b)	38,599	5,123,631
IQVIA Holdings Inc (b)	41,958	8,448,663
Mettler-Toledo International Inc (b)	5,135	7,006,399
Revvity Inc	29,612	3,734,962
Thermo Fisher Scientific Inc	93,089	55,643,950
Waters Corp (b)	14,450	6,003,686
West Pharmaceutical Services Inc	17,625	6,019,819
		146,017,932
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co	493,617	29,098,722
Eli Lilly & Co	191,767	155,538,379
Johnson & Johnson	585,967	89,154,879
Merck & Co Inc	615,658	60,839,324
Pfizer Inc	1,379,220	36,576,914
Royalty Pharma PLC Class A	92,762	2,929,424
Viatris Inc	291,016	3,282,660
Zoetis Inc Class A	109,803	18,765,333
		396,185,635
TOTAL HEALTH CARE		1,323,769,445

Industrials - 8.2%
Aerospace & Defense - 1.9%
Axon Enterprise Inc (b)	17,631	11,498,586
Boeing Co (b)	181,943	32,116,578
GE Aerospace	263,408	53,621,967
General Dynamics Corp	62,801	16,138,601
HEICO Corp	9,771	2,334,683
HEICO Corp Class A	18,174	3,459,057
Howmet Aerospace Inc	98,872	12,515,218
L3Harris Technologies Inc	46,158	9,785,958
Lockheed Martin Corp	51,342	23,768,779
Northrop Grumman Corp	33,330	16,240,709
RTX Corp	323,936	41,771,547
Textron Inc	45,142	3,453,814
TransDigm Group Inc	13,685	18,520,458
		245,225,955
Air Freight & Logistics - 0.3%
Expeditors International of Washington Inc	34,066	3,869,216
FedEx Corp	54,706	14,489,978
United Parcel Service Inc Class B	178,003	20,333,283
		38,692,477
Building Products - 0.5%
Builders FirstSource Inc (b)	28,009	4,685,346
Carlisle Cos Inc	11,001	4,284,449
Carrier Global Corp	203,080	13,277,370
Johnson Controls International plc	162,580	12,681,240
Masco Corp	52,515	4,163,389
Trane Technologies PLC	54,766	19,866,367
		58,958,161
Commercial Services & Supplies - 0.5%
Cintas Corp	83,432	16,733,956
Copart Inc (b)	213,363	12,360,119
Republic Services Inc	49,544	10,744,607
Veralto Corp	60,190	6,223,044
Waste Management Inc	88,896	19,580,233
		65,641,959
Construction & Engineering - 0.1%
Quanta Services Inc	35,925	11,050,888
Electrical Equipment - 0.9%
AMETEK Inc	56,295	10,389,805
Eaton Corp PLC	96,183	31,397,979
Emerson Electric Co	138,775	18,033,811
GE Vernova Inc	67,088	25,015,773
Hubbell Inc	13,061	5,524,934
Rockwell Automation Inc	27,476	7,650,143
Vertiv Holdings Co Class A	91,348	10,689,543
		108,701,988
Ground Transportation - 0.9%
CSX Corp	469,336	15,427,074
JB Hunt Transport Services Inc	19,396	3,320,983
Norfolk Southern Corp	55,064	14,057,839
Old Dominion Freight Line Inc	45,726	8,487,203
Uber Technologies Inc (b)	512,488	34,259,823
Union Pacific Corp	147,553	36,562,158
		112,115,080
Industrial Conglomerates - 0.4%
3M Co	132,538	20,172,284
Honeywell International Inc	158,257	35,405,256
		55,577,540
Machinery - 1.5%
Caterpillar Inc	117,504	43,645,686
Cummins Inc	33,386	11,893,763
Deere & Co	61,928	29,512,408
Dover Corp	33,389	6,800,672
Fortive Corp	84,442	6,867,668
IDEX Corp	18,428	4,133,584
Illinois Tool Works Inc	65,401	16,949,323
Ingersoll Rand Inc	98,081	9,199,998
Otis Worldwide Corp	97,221	9,276,828
PACCAR Inc	127,604	14,148,732
Parker-Hannifin Corp	31,328	22,150,462
Stanley Black & Decker Inc	37,552	3,307,204
Westinghouse Air Brake Technologies Corp	41,833	8,697,917
Xylem Inc/NY	59,127	7,334,113
		193,918,358
Passenger Airlines - 0.2%
Delta Air Lines Inc	156,036	10,496,542
Southwest Airlines Co	145,963	4,482,524
United Airlines Holdings Inc (b)	80,042	8,471,645
		23,450,711
Professional Services - 0.7%
Amentum Holdings Inc	29,918	627,380
Automatic Data Processing Inc	99,169	30,049,200
Booz Allen Hamilton Holding Corp Class A	31,097	4,011,513
Broadridge Financial Solutions Inc	28,451	6,777,597
Equifax Inc	30,167	8,289,288
Jacobs Solutions Inc	30,241	4,237,671
Leidos Holdings Inc	32,475	4,612,424
Paychex Inc	77,961	11,512,502
SS&C Technologies Holdings Inc	52,452	4,245,989
TransUnion	47,435	4,707,924
Verisk Analytics Inc	34,369	9,879,025
		88,950,513
Trading Companies & Distributors - 0.3%
Fastenal Co	139,429	10,211,780
Ferguson Enterprises Inc	48,855	8,848,617
United Rentals Inc	15,971	12,106,976
WW Grainger Inc	10,786	11,461,959
		42,629,332
TOTAL INDUSTRIALS		1,044,912,962

Information Technology - 30.6%
Communications Equipment - 0.9%
Arista Networks Inc	251,411	28,970,090
Cisco Systems Inc	970,126	58,789,636
F5 Inc (b)	14,139	4,202,958
Motorola Solutions Inc	40,674	19,086,275
		111,048,959
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	293,419	20,768,197
CDW Corp/DE	32,434	6,458,907
Corning Inc	187,545	9,767,344
Jabil Inc	27,463	4,460,265
Keysight Technologies Inc (b)	42,236	7,532,791
Teledyne Technologies Inc (b)	11,342	5,799,505
Trimble Inc (b)	59,436	4,455,322
Zebra Technologies Corp Class A (b)	12,554	4,920,415
		64,162,746
IT Services - 1.1%
Akamai Technologies Inc (b)	36,566	3,652,943
Cloudflare Inc Class A (b)	74,405	10,297,652
Cognizant Technology Solutions Corp Class A	120,675	9,968,962
EPAM Systems Inc (b)	13,804	3,505,664
Gartner Inc (b)	18,774	10,191,090
GoDaddy Inc Class A (b)	34,168	7,265,825
IBM Corporation	225,041	57,542,985
MongoDB Inc Class A (b)	17,978	4,913,747
Okta Inc Class A (b)	39,528	3,724,328
Snowflake Inc Class A (b)	81,581	14,807,767
Twilio Inc Class A (b)	37,331	5,471,978
VeriSign Inc (b)	20,115	4,324,725
		135,667,666
Semiconductors & Semiconductor Equipment - 10.4%
Advanced Micro Devices Inc (b)	394,958	45,795,380
Analog Devices Inc	120,837	25,604,152
Applied Materials Inc	200,644	36,186,145
Broadcom Inc	1,136,724	251,522,919
Enphase Energy Inc (b)	32,956	2,052,500
Entegris Inc	36,748	3,731,392
First Solar Inc (b)	26,055	4,364,734
Intel Corp	1,049,697	20,395,613
KLA Corp	32,555	24,033,403
Lam Research Corp	313,154	25,381,132
Marvell Technology Inc	210,815	23,792,581
Microchip Technology Inc	130,696	7,096,793
Micron Technology Inc	269,846	24,620,749
Monolithic Power Systems Inc	11,872	7,566,857
NVIDIA Corp	5,970,114	716,831,588
ON Semiconductor Corp (b)	103,624	5,423,680
Qorvo Inc (b)	22,926	1,902,399
QUALCOMM Inc	270,397	46,759,753
Skyworks Solutions Inc	38,874	3,450,456
Teradyne Inc	39,646	4,590,610
Texas Instruments Inc	222,016	40,986,374
		1,322,089,210
Software - 10.6%
Adobe Inc (b)	107,136	46,866,643
ANSYS Inc (b)	21,285	7,460,393
AppLovin Corp Class A (b)	52,337	19,343,232
Atlassian Corp Class A (b)	39,295	12,054,920
Autodesk Inc (b)	52,328	16,291,800
Cadence Design Systems Inc (b)	66,750	19,866,135
Crowdstrike Holdings Inc Class A (b)	56,638	22,545,889
Datadog Inc Class A (b)	76,229	10,878,641
DocuSign Inc (b)	49,399	4,778,365
Fair Isaac Corp (b)	5,926	11,102,717
Fortinet Inc (b)	154,828	15,619,049
Gen Digital Inc	131,989	3,551,823
HubSpot Inc (b)	12,565	9,794,794
Intuit Inc	68,217	41,033,208
Microsoft Corp	1,809,505	751,053,145
MicroStrategy Inc Class A (b)(c)	46,523	15,575,435
Oracle Corp	391,165	66,521,520
Palantir Technologies Inc Class A (b)	498,884	41,152,941
Palo Alto Networks Inc (b)	159,292	29,376,631
PTC Inc (b)	29,241	5,657,549
Roper Technologies Inc	26,099	15,023,889
Salesforce Inc	232,672	79,504,022
Servicenow Inc (b)	50,137	51,058,518
Synopsys Inc (b)	37,387	19,646,121
Tyler Technologies Inc (b)	10,417	6,267,284
Workday Inc Class A (b)	51,840	13,585,190
Zoom Communications Inc Class A (b)	63,796	5,546,424
Zscaler Inc (b)	23,010	4,661,596
		1,345,817,874
Technology Hardware, Storage & Peripherals - 7.2%
Apple Inc	3,678,891	868,218,276
Dell Technologies Inc Class C	74,756	7,744,722
Hewlett Packard Enterprise Co	316,072	6,697,566
HP Inc	234,553	7,622,973
NetApp Inc	49,840	6,085,464
Seagate Technology Holdings PLC	51,484	4,960,998
Super Micro Computer Inc (b)(c)	122,560	3,495,410
Western Digital Corp (b)	84,138	5,479,908
		910,305,317
TOTAL INFORMATION TECHNOLOGY		3,889,091,772

Materials - 1.9%
Chemicals - 1.3%
Air Products and Chemicals Inc	54,107	18,139,913
Albemarle Corp (c)	28,635	2,410,781
Celanese Corp	26,637	1,892,292
CF Industries Holdings Inc	42,351	3,905,186
Corteva Inc	167,275	10,918,039
Dow Inc	170,380	6,653,339
DuPont de Nemours Inc	101,711	7,811,405
Eastman Chemical Co	28,157	2,805,845
Ecolab Inc	61,334	15,345,153
International Flavors & Fragrances Inc	62,227	5,419,349
Linde PLC	115,885	51,698,616
LyondellBasell Industries NV Class A1	63,230	4,786,511
Mosaic Co/The	77,471	2,160,666
PPG Industries Inc	56,460	6,514,355
Sherwin-Williams Co/The	56,391	20,197,001
		160,658,451
Construction Materials - 0.1%
Martin Marietta Materials Inc	14,875	8,093,784
Vulcan Materials Co	32,142	8,811,729
		16,905,513
Containers & Packaging - 0.2%
Amcor PLC	352,237	3,423,744
Avery Dennison Corp	19,552	3,631,393
Ball Corp	72,625	4,045,213
International Paper Co	84,551	4,703,572
Packaging Corp of America	21,702	4,615,147
		20,419,069
Metals & Mining - 0.3%
Freeport-McMoRan Inc	349,704	12,536,888
Newmont Corp	277,075	11,836,644
Nucor Corp	57,148	7,339,518
Reliance Inc	13,171	3,813,004
Steel Dynamics Inc	34,458	4,417,516
		39,943,570
TOTAL MATERIALS		237,926,603

Real Estate - 2.0%
Diversified REITs - 0.0%
WP Carey Inc	53,328	2,981,568
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	37,852	3,684,892
Healthpeak Properties Inc	170,211	3,516,559
Ventas Inc	102,100	6,168,882
Welltower Inc	143,973	19,649,436
		33,019,769
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	170,417	2,847,668
Industrial REITs - 0.2%
Prologis Inc	225,413	26,880,500
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	73,208	10,596,126
CoStar Group Inc (b)	99,774	7,642,688
		18,238,814
Residential REITs - 0.3%
AvalonBay Communities Inc	34,570	7,657,601
Equity Residential	83,088	5,868,505
Essex Property Trust Inc	15,640	4,450,675
Invitation Homes Inc	138,641	4,318,667
Mid-America Apartment Communities Inc	28,443	4,339,833
Sun Communities Inc	29,143	3,686,590
UDR Inc	72,927	3,043,973
		33,365,844
Retail REITs - 0.2%
Realty Income Corp	213,003	11,638,484
Simon Property Group Inc	74,642	12,977,258
		24,615,742
Specialized REITs - 0.9%
American Tower Corp	113,728	21,033,994
Crown Castle Inc	105,768	9,442,967
Digital Realty Trust Inc	75,886	12,434,680
Equinix Inc	23,483	21,455,478
Extra Space Storage Inc	51,589	7,944,706
Gaming and Leisure Properties Inc	66,918	3,238,161
Iron Mountain Inc	71,419	7,254,028
Public Storage Operating Co	38,354	11,447,902
SBA Communications Corp Class A	26,167	5,169,553
VICI Properties Inc	256,542	7,637,255
Weyerhaeuser Co	176,830	5,414,535
		112,473,259
TOTAL REAL ESTATE		254,423,164

Utilities - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp	62,444	3,676,703
American Electric Power Co Inc	129,617	12,749,128
Constellation Energy Corp	76,121	22,834,778
Duke Energy Corp	188,005	21,054,680
Edison International	94,214	5,087,556
Entergy Corp	104,363	8,461,752
Evergy Inc	56,011	3,594,225
Eversource Energy	89,170	5,143,326
Exelon Corp	244,560	9,782,400
FirstEnergy Corp	124,826	4,968,075
NextEra Energy Inc	500,483	35,814,563
PG&E Corp	532,034	8,326,332
PPL Corp	179,597	6,034,459
Southern Co/The	266,666	22,386,611
Xcel Energy Inc	139,753	9,391,402
		179,305,990
Gas Utilities - 0.0%
Atmos Energy Corp	37,782	5,384,313
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	173,234	1,905,574
Vistra Corp	82,803	13,913,388
		15,818,962
Multi-Utilities - 0.6%
Ameren Corp	64,965	6,119,703
CenterPoint Energy Inc	158,611	5,165,960
CMS Energy Corp	72,714	4,799,124
Consolidated Edison Inc	84,311	7,903,313
Dominion Energy Inc	204,441	11,364,875
DTE Energy Co	50,403	6,042,312
Public Service Enterprise Group Inc	121,254	10,129,559
Sempra	154,150	12,783,660
WEC Energy Group Inc	76,996	7,642,623
		71,951,129
Water Utilities - 0.0%
American Water Works Co Inc	47,433	5,912,049
TOTAL UTILITIES		278,372,443

TOTAL UNITED STATES		12,588,459,741
TOTAL COMMON STOCKS (Cost $8,484,253,052)		12,678,261,124

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $1,377,782)	4.46	1,381,000	1,378,229

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	31,362,085	31,368,358
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	9,376,912	9,377,850
TOTAL MONEY MARKET FUNDS (Cost $40,746,208)			40,746,208

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,526,377,042)	12,720,385,561
NET OTHER ASSETS (LIABILITIES) - 0.0% (f)	2,963,318
NET ASSETS - 100.0%	12,723,348,879

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	151	Mar 2025	45,807,738	857,427	857,427

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security
(f)	Includes $624,059 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,378,228.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,676,186	350,763,471	352,071,299	331,152	-	-	31,368,358	31,362,085	0.1%
Fidelity Securities Lending Cash Central Fund	25,661,525	93,276,882	109,560,557	4,957	-	-	9,377,850	9,376,912	0.0%
Total	58,337,711	444,040,353	461,631,856	336,109	-	-	40,746,208	40,738,997

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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